Earnings (loss) per share (Narrative) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Antidilutive securities excluded from computation of earnings per share	1,435	1,550